SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2017
Income Statement Related Disclosures [Abstract]
Schedule of Research and Development Costs, Net
Research and development, net:

	Year ended December 31,
	2017	2016	2015

Total costs	$211,406	$151,698	$132,039
Less - grants and participations	(2,363)	(1,668)	(2,174)
Less - capitalization of software development costs	(27,936)	(8,502)	(1,380)

	$181,107	$141,528	$128,485

Schedule of Financial Income and Other, Net
Financial income (expenses) and other, net:

	Year ended December 31,
	2017	2016	2015
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities, net	$2,537	$5,607	$6,844
Exchange rates differences	241	3,961	-
Realized gain on marketable securities	-	3,388	32
Interest	1,149	953	430

	3,927	13,909	7,306
Financial expenses:
Interest	(9,580)	(1,861)	(66)
Debt issuance costs amortization	(6,943)	(338)	-
Exchangeable Senior Notes amortization of discount	(6,278)	-	-
Exchange rates differences	-	-	(731)
Other	(1,518)	(925)	(780)

	(24,319)	(3,124)	(1,577)

Other expenses, net	(19)	(480)	(425)

	$(20,411)	$10,305	$5,304

Schedule of Computation of Net Earnings Per Share
1.	Numerator:

	Year ended December 31,
	2017	2016	2015

Net income from continuing operations available to ordinary shareholders	$143,291	$123,069	$140,578
Net income from discontinued operations available to ordinary shareholders	-	(6,149)	118,253

Net income to Ordinary shareholders	$143,291	$116,920	$258,831

2.	Denominator (in thousands):

	Year ended December 31,
	2017	2016	2015

Denominator for basic net earnings per share:
Weighted average number of shares	60,444	59,667	59,552
Effect of dilutive securities:
Add - employee stock options and RSU	1,675	1,368	1,729

Denominator for diluted net earnings per share - adjusted weighted average shares	62,119	61,035	61,281